Homestead Funds, Inc.

Supplement Dated November 10, 2011
To the Statement of Additional Information
Dated May 1, 2011

This supplement updates certain information contained in the above-referenced Statement of Additional Information (“SAI”).  Please read this supplement carefully and keep it with your SAI for future reference.  You may obtain copies of the Prospectus and SAI free of charge, upon request, by calling toll-free (800) 258-3030, by visiting Homestead Funds’ website at www.homesteadfunds.com, or by writing to Homestead Funds, Inc., Attn: Investments Division, 4301 Wilson Boulevard, INV8-305, Arlington, Virginia 22203.

The chart and related language on page 40 of the SAI in the section titled “PRINCIPAL HOLDERS OF SECURITIES” are deleted in their entirety and replaced with the following:

Set forth below is certain information with respect to those shareholders of Homestead Funds who owned of record 5% or more of the outstanding shares of a Fund on March 31, 2011.

FUND NAME	NAME AND ADDRESS	PERCENT OF FUND
Small-Company Stock Fund	National Financial Services LLC for the Exclusive Benefit of Our Customers 1 New York, NY 10281	14.33%

	TD Ameritrade Inc for the Exclusive Benefit of Our Clients 1 Omaha, NE 68103-2226	11.89%

International Value Fund	T. Rowe Price Retirement Plan Services Inc. FBO Intermountain Healthcare2	39.23%
	Owings Mills, MD 21117-4903

	Mac & Co.2 Pittsburgh, PA 15230-3198	14.34%

Growth Fund	TD Ameritrade Inc for the Exclusive Benefit of Our Clients 1 Omaha, NE 68103-2226	8.61%

1
The Funds shares are sold through channels including broker-dealer intermediaries that may establish single, omnibus accounts with the Funds transfer agent.  The beneficial owners of these shares, however, are the individual investors who maintain accounts within these broker-dealer intermediaries.

2
T. Rowe Price Retirement Plan Services Inc. FBO Intermountain Healthcare and Mac & Co. maintain retirement plan accounts for Intermountain Healthcare, a nonprofit health system (“Intermountain Plan”).  Intermountain Plan is deemed by Item 18(a) of Form N-1A (this registration statement) to have a control position in the International Value Fund by virtue of its greater than 25% ownership of the outstanding voting securities of the Fund.  Intermountain Plan, however, has indicated that it is a passive shareholder of that Fund.  The International Value Fund is overseen by its Board of Directors and its affairs are managed on a day-to-day basis by its officers and RE Advisers, its investment manager.